Unconsolidated Structured Entity - Summary Size of the Unconsolidated Structured Entities and the Risks Associated With Its Interests in Unconsolidated Structured Entities (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Investment funds
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		₩ 416,401,893	₩ 285,528,467
Assets recognised in entity's financial statements in relation to structured entities		14,115,170	11,931,895
Liabilities recognised in entity's financial statements in relation to structured entities		58,637	26,936
Maximum exposure	[1]	20,246,909	17,599,392
Assets held	[1]	14,115,170	11,931,895
Purchase and investment commitments	[1]	6,131,739	5,650,847
Unused credit	[1]	0	0
Acceptances and guarantees and loan commitments	[1]	₩ 0	₩ 16,650
Methods of determining the maximum exposure		Investments / loans and Investment agreements	Investments / loans and Investment agreements
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Investment funds | Financial assets at fair value through profit or loss
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 13,340,292	₩ 11,151,958
Investment funds | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		479,452	379,727
Investment funds | Investments In Associates
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		292,315	396,953
Investment funds | Deposits [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		58,348	26,839
Investment funds | Other Liabilities [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		289	97
Investment funds | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		3,111	3,257
Structured financing
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		89,647,771	56,200,300
Assets recognised in entity's financial statements in relation to structured entities		8,419,096	4,822,905
Liabilities recognised in entity's financial statements in relation to structured entities		659,030	620,445
Maximum exposure	[1]	10,818,812	7,028,661
Assets held	[1]	8,419,096	4,822,905
Purchase and investment commitments	[1]	0	0
Unused credit	[1]	855,322	1,322,414
Acceptances and guarantees and loan commitments	[1]	₩ 1,544,394	₩ 883,342
Methods of determining the maximum exposure		Loan commitments / investment agreements / purchase commitments and acceptances and guarantees	Loan commitments / investment agreements / purchase commitments and acceptances and guarantees
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Structured financing | Financial assets at fair value through profit or loss
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 126,086	₩ 164,996
Structured financing | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		8,290,514	4,655,337
Structured financing | Deposits [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		650,834	612,023
Structured financing | Other Liabilities [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		8,196	8,422
Structured financing | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		2,496	2,572
Trusts
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		3,005,720	1,984,006
Assets recognised in entity's financial statements in relation to structured entities		475,151	353,679
Liabilities recognised in entity's financial statements in relation to structured entities		0	1
Maximum exposure	[1]	622,143	371,966
Assets held	[1]	475,151	353,679
Purchase and investment commitments	[1]	131,102	0
Unused credit	[1]	0	₩ 18,287
Acceptances and guarantees and loan commitments	[1]	₩ 15,890
Methods of determining the maximum exposure		Trust paying dividends by results: Total amount of trust exposure	Trust paying dividends by results: Total amount of trust exposure
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Trusts | Financial assets at fair value through profit or loss
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 90,348
Trusts | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		265,173	₩ 262,382
Trusts | Other Liabilities [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities			1
Trusts | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		119,630	91,297
Asset-backed securitization and others
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		144,897,727	116,115,027
Assets recognised in entity's financial statements in relation to structured entities		12,897,256	11,258,163
Liabilities recognised in entity's financial statements in relation to structured entities		363,208	359,264
Maximum exposure	[1]	18,884,019	15,723,704
Assets held	[1]	12,897,256	11,258,163
Purchase and investment commitments	[1]	499,682	761,200
Unused credit	[1]	4,990,797	3,020,084
Acceptances and guarantees and loan commitments	[1]	₩ 496,284	₩ 684,257
Methods of determining the maximum exposure		Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees	Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Asset-backed securitization and others | Financial assets at fair value through profit or loss
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 3,602,631	₩ 2,308,917
Asset-backed securitization and others | Derivative Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		181	3,005
Asset-backed securitization and others | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		1,194,705	1,080,824
Asset-backed securitization and others | Financial investments
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		8,084,101	7,849,054
Asset-backed securitization and others | Deposits [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		330,592	344,221
Asset-backed securitization and others | Derivative Financial Instruments Liabilities [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		437	1,307
Asset-backed securitization and others | Other Liabilities [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		32,179	13,736
Asset-backed securitization and others | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		15,638	16,363
Nature
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		653,953,111	459,827,800
Assets recognised in entity's financial statements in relation to structured entities		35,906,673	28,366,642
Liabilities recognised in entity's financial statements in relation to structured entities		1,080,875	1,006,646
Maximum exposure	[1]	50,571,883	40,723,723
Assets held	[1]	35,906,673	28,366,642
Purchase and investment commitments	[1]	6,762,523	6,412,047
Unused credit	[1]	5,846,119	4,360,785
Acceptances and guarantees and loan commitments	[1]	₩ 2,056,568	₩ 1,584,249
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Nature | Financial assets at fair value through profit or loss
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 17,159,357	₩ 13,625,871
Nature | Derivative Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		181	3,005
Nature | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		10,229,844	6,378,270
Nature | Financial investments
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		8,084,101	7,849,054
Nature | Investments In Associates
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		292,315	396,953
Nature | Deposits [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		1,039,774	983,083
Nature | Derivative Financial Instruments Liabilities [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		437	1,307
Nature | Other Liabilities [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		40,664	22,256
Nature | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 140,875	₩ 113,489

[1]	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.